Property and equipment - Summary of Property and Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation right of use assets	[1]	$ 1,201	$ 1,026	$ 1,273
Office Space Located In Sao Paulo Grand Cayman Montevideo London And Santiago [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation right of use assets		$ 1,201	$ 1,026	$ 1,273

[1]	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.